DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 16: DISCONTINUED OPERATIONS

During May 2020 the Company decided to discontinue most of its operating activities pursuant to the Separation Agreement entered into by and among the Company, CanChew License Company (“CanCo”), CanChew Biotechnologies, LLC (“CanChew”), Medical Marijuana, Inc., Dr. George A. Anastassov (“Dr. Anastassov”), Dr. Philip A. Van Damme (“Dr. Van Damme”), Lekhram Changoer (“Mr. Changoer”), Sanammad Foundation, Netherlands and Sanammad Foundation, US (collectively, the “Sanammad Parties”). There was a diminmis amount, approximately $8,000, of cost associated with this operation in 2021.

As of December 31, 2022 and 2021, the Company has nil asset and liabilities of the discontinued operations in the unaudited consolidated balance sheet in accordance with the provision of ASC 205-20.